Related Party Transactions - Directors and Senior Mangers (Details)	Dec. 31, 2021 USD ($) shares
Ms Dapne Zohar | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	179,443
Number of Options held	1,207,006
Ownership Interest	5.03%
Dr Robert Langer [Member] | Entrega | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	250,000
Number of Options held	82,500
Ownership Interest	4.09%
Dr Raju Kucherlapati | Enlight [Member] | Class B Common [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	30,000
Ownership Interest	3.00%
Dr John LaMattina | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	50,540
Number of Options held	0
Ownership Interest	0.18%
Dr John LaMattina | Gelesis [Member] | Series A-1 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	49,523
Number of Options held	0
Ownership Interest	0.18%
Dr John LaMattina | Gelesis [Member] | Common Shares, value realised assigned to PureTech Health, LLC [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	33,051
Number of Options held	33,578
Ownership Interest	0.24%
Dr John LaMattina | Akili [Member] | Series A-2 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	37,372
Number of Options held	0
Ownership Interest	0.80%
Dr John LaMattina | Akili [Member] | Series C Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	11,755
Number of Options held	0
Ownership Interest	0.20%
Dr John LaMattina | Vedanta Biosciences | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	25,000
Number of Options held	0
Ownership Interest	0.17%
Dr Bharatt Chowrira | Karuna [Member] | Common Shares, value realised assigned to PureTech Health, LLC [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	5,000
Number of Options held	0
Ownership Interest	0.02%
Dr Joseph Bolen | Vor [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	0
Number of Options held	9,191
Ownership Interest	0.02%
Dr John LaMattina and Ms Mary LaMattina | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	50,540
Dr John LaMattina and Ms Mary LaMattina | Gelesis [Member] | Series A-1 Preferred [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	49,523
Dr John LaMattina (individually) | Gelesis [Member] | Common shares [member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Number Of Shares Held	33,051
Dr John LaMattina (individually) | Appeering | Convertible Notes [Member]
Directors and Senior Managers Shareholdings and Share Incentive awards [Line Items]
Aggregate principal amount | $	$ 50,000